UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Perry Corp.

Address:   767 Fifth Avenue
           New York, NY 10153


Form 13F File Number: 028-4106


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael C. Neus
Title:  General Counsel
Phone:  212-583-4000

Signature,  Place,  and  Date  of  Signing:

/s/ Michael C. Neus                New York, NY                       5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $    3,146,896
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Richard C. Perry
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------- ---------- -------- --------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
--------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
ADVANCE AUTO PARTS INC      COM              00751Y106   65,941    797,840 SH       DEFINED    1           0    797,840    0
AMERICAN INTL GROUP INC     COM NEW          026874784  510,765 13,157,260 SH       DEFINED    1           0 13,157,260    0
APPLE INC                   COM              037833100   28,773     65,000 SH       DEFINED    1           0     65,000    0
APPLE INC                   COM              037833100   39,839     90,000 SH  CALL DEFINED    1           0     90,000    0
BP PLC                      SPONSORED ADR    055622104  376,915  8,900,000 SH  CALL DEFINED    1           0  8,900,000    0
CAESARS ENTMT CORP          COM              127686103    6,389    402,839 SH       DEFINED    1           0    402,839    0
CALPINE CORP                COM NEW          131347304   84,712  4,112,223 SH       DEFINED    1           0  4,112,223    0
CHESAPEAKE ENERGY CORP      COM              165167107  102,332  5,013,800 SH  PUT  DEFINED    1           0  5,013,800    0
COMMONWEALTH REIT           COM SH BEN INT   203233101  145,860  6,500,000 SH       DEFINED    1           0  6,500,000    0
EXPRESS SCRIPTS HLDG CO     COM              30219G108   86,430  1,500,000 SH       DEFINED    1           0  1,500,000    0
HESS CORP                   COM              42809H107   95,449  1,332,905 SH       DEFINED    1           0  1,332,905    0
HESS CORP                   COM              42809H107   17,903    250,000 SH  CALL DEFINED    1           0    250,000    0
HILLSHIRE BRANDS CO         COM              432589109  203,870  5,800,000 SH       DEFINED    1           0  5,800,000    0
ISHARES TR                  DJ US REAL EST   464287739   94,493  1,360,000 SH  PUT  DEFINED    1           0  1,360,000    0
ISHARES TR                  RUSSELL 2000     464287655  519,365  5,500,000 SH  PUT  DEFINED    1           0  5,500,000    0
JOHNSON & JOHNSON           COM              478160104   31,707    388,897 SH       DEFINED    1           0    388,897    0
LAMAR ADVERTISING CO        CL A             512815101  283,221  5,830,000 SH       DEFINED    1           0  5,830,000    0
MGIC INVT CORP WIS          COM              552848103   44,382  8,965,964 SH       DEFINED    1           0  8,965,964    0
NORTH AMERN ENERGY PARTNERS COM              656844107   20,877  4,598,466 SH       DEFINED    1           0  4,598,466    0
NRG ENERGY INC              COM NEW          629377508  225,411  8,509,303 SH       DEFINED    1           0  8,509,303    0
PEABODY ENERGY CORP         COM              704549104   66,855  3,161,000 SH       DEFINED    1           0  3,161,000    0
SANOFI                      RIGHT 12/31/2020 80105N113    5,786  3,232,992 SH       DEFINED    1           0  3,232,992    0
SELECT SECTOR SPDR TR       SBI INT-FINL     81369Y605   25,493  1,400,000 SH  PUT  DEFINED    1           0  1,400,000    0
UNIVERSAL AMERN CORP NEW    COM              91338E101   64,128  7,698,432 SH       DEFINED    1           0  7,698,432    0


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